Expense Example - Invesco VI Global Strategic Income Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	93	294	513	1,141	118	373	647	1,430